SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

SEC MAIL PROCESSING SECTION RECEIVED MAY 12 2003 WASH. D.C. 181

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

PROCESSED MAY 14 2003 THOMSON FINANCIAL

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Pouncer, L.P.

Filing Under (Check box(es) that apply): [ ] Rule 504 [x] Rule 505 [ ] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [x] New Filing [ ] Amendment

[redacted]

03058291

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)

Pouncer, L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

#251 668 Stony Hill Road, Yardley, PA 19067 (215) 493-1461

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business

Purchase of thoroughbred horse for racing

Type of Business Organization

[ ] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [x] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[05]	[03]	[ ] Actual	[x] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [P] [A]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [x] General and/or Managing Partner

Full Name (Last name first, if individual)

Team Green Stable, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

179 Coventry Court, Yardley, PA 19067

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Green, Andy

Business or Residence Address (Number and Street, City, State, Zip Code)

#251 668 Stony Hill Road, Yardley, PA 19067

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Green, Gerald

Business or Residence Address (Number and Street, City, State, Zip Code)

320 Middletown Blvd., #300, Langhorne, PA 19046

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [x] No [ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $699.00

3. Does the offering permit joint ownership of a single unit?.. Yes [ ] No [x]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

None

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 34,251.00	$
Other (Specify ________).	$	$
Total	$ 34,251.00	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$
Non-accredited Investors	0	$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first

sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$ 0
Regulation A		$ 0
Rule 504		$ 0
Total		$ 0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$ 70.00
Legal Fees	[x]	$ 5,000.00
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$
Other Expenses (identify) ______	[ ]	$
Total	[X]	$ 5,070.00

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $29,181.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $	[ ] $
Purchase of real estate	[ ] $	[ ] $
Purchase, rental or leasing and installation of machinery and equipment	[ ] $	[ ] $
Construction or leasing of plant buildings and facilities	[ ] $	[ ] $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $	[ ] $
Repayment of indebtedness	[ ] $	[ ] $
Working capital	[ ] $	[ ] $ 29,181.00
Other (specify): ______	[ ] $	[ ] $
______	[ ] $	[ ] $

Column Totals	[ ] $______	[x] $ 29,181.00
Total Payments Listed (column totals added)	[x] $ 29,181.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Pouncer, L.P.	[signature]	5/2/03
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Andy Green	President of Team Green Stable, Inc., General Partner	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? Yes [ ] No [x]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Pouncer, L.P.	[signature]	5/2/03

Name of Signer (Print or Type)	Title (Print or Type)
Andy Green	President, Team Green Stable, Inc., General Partner

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									

NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

CONFIDENTIAL

PRIVATE PLACEMENT MEMORANDUM

POUNCER, L.P.

A PENNSYLVANIA LIMITED PARTNERSHIP

May 9, 2003

The information contained herein is proprietary and confidential and is not to be disclosed to any third person other than your attorney, accountant, or financial advisor, who shall also treat the information as proprietary and confidential.

CONFIDENTIAL PRIVATE PLACEMENT MEMORANDUM

NAME OF OFFEREE	DATE	NUMBER

POUNCER, L.P.,
A PENNSYLVANIA LIMITED PARTNERSHIP
(the "Partnership")

Minimum Purchase One Unit of Interest
Offering Price $699.00 per Unit

THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION AND ANY OTHER REGULATORY AUTHORITIES DO NOT PASS UPON THE MERITS OF OR GIVE THEIR APPROVAL TO ANY SECURITIES OFFERED HEREUNDER OR THE TERMS OF THIS OFFERING, NOR DO THEY PASS UPON THE ACCURACY OR COMPLETENESS OF THIS MEMORANDUM. THESE SECURITIES ARE OFFERED PURSUANT TO EXEMPTION FROM REGISTRATION WITH THE SECURITIES AND EXCHANGE COMMISSION AND APPLICABLE STATE COMMISSION; HOWEVER, THESE AUTHORITIES HAVE NOT MADE AN INDEPENDENT DETERMINATION THAT THE SECURITIES OFFERED HEREUNDER ARE EXEMPT FROM REGISTRATION.

The minimum investment offered to any single Limited Partner is one (1) unit of interest at $699.00 per unit (the "Unit"), except that the Partnership may permit the sale of fractional Units. The maximum investment offered to any single Limited Partner is four (4) Units.

IMPORTANT CONSIDERATIONS

THIS OFFER INVOLVES A HIGH DEGREE OF RISK. THE RISK FACTORS INCLUDE, AMONG OTHERS, THE FOLLOWING FACTORS:

THE SECURITIES OFFERED HEREBY HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR THE SECURITIES LAW OF ANY STATE, AND ARE BEING OFFERED AND SOLD IN RELIANCE ON EXEMPTIONS FROM THE REGISTRATION REQUIREMENTS OF THE SECURITIES ACT AND SUCH STATE SECURITIES LAWS.

THESE SECURITIES CANNOT BE SOLD, TRANSFERRED OR OTHERWISE DISPOSED OF TO ANY PERSON OR ENTITY UNLESS SUBSEQUENTLY REGISTERED UNDER THE SECURITIES ACT OR APPLICABLE STATE SECURITIES LAWS UNLESS AN EXEMPTION FROM REGISTRATION IS AVAILABLE.

THIS OFFERING IS MADE SUBJECT TO WITHDRAWAL, CANCELLATION OR MODIFICATION WITHOUT NOTICE EXCEPT AS REQUIRED BY LAW.

THIS PRIVATE PLACEMENT MEMORANDUM DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY STATE OR JURISDICTION IN WHICH SUCH AN OFFER OR SOLICITATION IS NOT AUTHORIZED.

PROSPECTIVE INVESTORS ARE NOT TO CONSTRUE THE CONTENTS OF THIS PRIVATE PLACEMENT MEMORANDUM OR ANY PRIOR OR SUBSEQUENT COMMUNICATIONS FROM THE PARTNERSHIP, OR ANY OF ITS OFFICERS, EMPLOYEES OR REPRESENTATIVES, AS INVESTMENT, LEGAL OR TAX ADVICE.

THIS PRIVATE PLACEMENT MEMORANDUM DOES NOT CONTAIN AN UNTRUE STATEMENT OF A MATERIAL FACT, OR OMIT TO STATE A MATERIAL FACT. IT CONTAINS A FAIR SUMMARY OF THE MATERIAL TERMS OF DOCUMENTS PURPORTED TO BE SUMMARIZED HEREIN.

ANY REPRESENTATIONS (WHETHER ORAL OR WRITTEN) OTHER THAN THOSE SET FORTH IN THIS PRIVATE PLACEMENT MEMORANDUM AND ANY INFORMATION (WHETHER ORAL OR WRITTEN) OTHER THAN THAT CONTAINED IN DOCUMENTS AND IN ORAL ANSWERS TO QUESTIONS FURNISHED BY THE PARTNERSHIP UPON REQUEST HAVE NOT BEEN AUTHORIZED BY THE PARTNERSHIP AND MUST NOT BE RELIED UPON.

CERTAIN NOTICES UNDER STATE SECURITIES LAWS

<u>Notice to Pennsylvania Residents</u>

Each Pennsylvania resident who subscribes for the securities being offered hereby agrees not to sell these securities for a period of twelve (12) months after the date of purchase.

If you have accepted an offer to purchase these securities, you have a right to withdraw your acceptance pursuant to Section 207(m) of the Pennsylvania Securities Act of 1972 within two business days from the date of receipt by the Partnership of your written binding contract to purchase or, in the case of a transaction in which there is no binding contract of purchase, within two business days after you make the initial payment for the securities being offered, in which event you will receive a full refund of all monies paid. Withdrawal will be without any further liability to any person. To accomplish this withdrawal, you need only send a letter or telegram to:

Mr. Andy Green
#251, 668 Stoney Hill Road
Yardley, PA 19067

The letter or telegram should be sent and postmarked prior to the end of the aforementioned second business date. If you are sending a letter it is prudent to send it by certified mail, return receipt requested, to insure that it is received and also to evidence the time when it was mailed. Should you make the request orally, you should ask for written confirmation that your request has been received.

I. SUMMARY OF THE OFFERING

This Private Placement Memorandum and the Exhibits should be read in their entirety by prospective investors. This summary is qualified in its entirety by reference to the information contained by the Private Placement Memorandum, Exhibits, and the information available upon request.

1. **Tradename.** The limited partnership ("Partnership") will be trading as "Pouncer, L.P."

2. **Offices.** The Partnership's offices are located at #251, 668 Stoney Hill Road, Yardley, PA 19067

3. **Business.** The Partnership is a Pennsylvania limited partnership that purchases thoroughbred horses for racing and selling.

4. **Management.** The General Partner for the Partnership is Team Green Stable, Inc., a Pennsylvania corporation. The officers are :

President:	Andy Green
Vice President:	Gerald Green
Treasurer:	Andy Green
Secretary:	Gerald Green

5. **Capital Structure.** The Partnership is authorized to issue one hundred (100) units of interest ("Unit") in the Partnership of which forty-nine percent (49%) will be offered for sale to the limited partners. Each limited partner ("Limited Partner") in the Partnership will purchase a minimum of one (1) unit of interest at $699.00 per Unit. The maximum investment shall be four (4) Units per Limited Partner.

6. **Financing.** The primary revenue sources of the Partnership will come from this Offering, purse money awarded to the horse placing one through five in races, and the sale of the horses. Monthly maintenance fees and proceeds from the sale of the horse will supply additional revenue. Due to the unpredictability of earnings, the General Partner reserves the right to sell the horse and distribute proceeds, if any, to the Limited Partners. The General Partner shall be entitled to a monthly maintenance charge and shall be permitted to keep as many Units as it determines for the benefit of Team Green Stable, Inc.

7. **Tax Matters.** The Partnership will file annual partnership income tax returns but will not be subject, as an entity, to federal income taxes. Each Limited Partner will be required to report on his personal federal income tax return his distributive share of partnership income, gain, loss, deduction and credit for the taxable

year, whether or not actual distributions of cash or other property are made to such Limited Partner.

8. **Objectives of Investing.** A Limited Partner in the Partnership will have an opportunity to participate in any growth of the business, with potential capital appreciation of the Units. There can be no assurance that such objective will be achieved and it is not anticipated that a market in the Units will develop in the foreseeable future. A Limited Partner will also have an opportunity to participate in the income of the Partnership. No assurance can be given, however, that there will be sufficient cash flow for any distributions to the Limited Partners.

II. DESCRIPTION OF THE BUSINESS OF THE PARTNERSHIP

1. **Type of Business.** Pouncer, L.P. is a Pennsylvania limited partnership that purchases thoroughbred horses for racing and selling.

2. **Thoroughbred and Horse Racing Industry.**

2.1 The horse racing industry is a multi-billion dollar industry. There are two forms of horse racing, thoroughbred and standardbred. This Partnership will focus on thoroughbred horse racing. Horses are allowed to race at the age of two. Generally, these races are held in late spring or early summer. Racing distances range from 1/4 mile to 1½ miles. Two-year olds begin their racing career running 5/8 mile distances. Older, more mature horses run longer races.

2.2 The three major categories of horse races are as follows:

A. Claiming races - the most common race at tracks across the country. Horses may be "claimed" or bought out of a race for a claiming price: the higher the claiming level, the better the horse.

B. Allowance races - based on the money earned by a horse for a specific time period or the number of races previously won in a specific time period. In these races, some horses are given less weight to carry in order to even the playing field between rival horses. Alternatively, a better horse may carry more weight.

C. Stakes races - the uppermost category of horse racing. The horse-racing public is the most familiar with this type of race. Within this category, there are different levels, ranging from Grade 1, which is the highest, through Grade 3 and the non-graded stakes races. There are various costs involved with entering a horse in a stakes race, including nomination and starter fees. The fees are generally supplemented by "added money" contributed to the purse by the track and often times by state breeders' association awards. These funds usually go in to the purse to be distributed to the owners.

3. **Thoroughbred Value.** Horses may be obtained though auction, private sale or claimed from an actual race. A thoroughbred's value is determined by several factors. If the horse has not raced yet, it is usually valued by the following: (i) success of its "sire" (father) and its "dam" (mother); (ii) accomplishment of other offspring of the sire; (iii) Conformation of the horse's body and demeanor; (iv) workout results, if any; and (v) race results, if any. These criteria are used in developing a base asking price for a horse. If the horse is being sold in an auction, the price could escalate if a bidding war occurs.

4. **Benefits of Racing in Pennsylvania.** There are many benefits to racing in Pennsylvania as well as benefits resulting from owning a Pennsylvania-bred horse. Some benefits include:

4.1 The stable purse bonus from the State is, at times, forty percent greater than the posted purse amount if the horse is bred in Pennsylvania.

4.2 The proposed legalization of slot machines in Pennsylvania will significantly increase total purse distributions to the owners at Pennsylvania state racetracks. For example, before Delaware Park installed slot machines in 1995, the average daily purse distribution to owners was approximately $92,000.00. Today, the average daily purse distribution is approximately $300,000.00, a direct result of the presence of slot machines. The installation of slot machines in the Pennsylvania racetracks is imminent as Governor-elect Rendell has made this a priority in his administration.

4.3 Philadelphia Park, the most prominent racetrack in Pennsylvania, has recently undergone a multi-million dollar renovation, making it one of the most technologically advanced racetracks in the country. During this renovation, Philadelphia Park designated particular sections in the arena to accommodate slot machines.

4.4 The expenses of owning and racing horses in Pennsylvania is significantly less than those of out-of-state circuits, such as New York and Kentucky. Additionally, all related fees are less and the horses are close in proximity to the General Partner who will use best efforts to maximize enjoyment for the Limited Partners. Although the Partnership's horses will be stabled at Philadelphia Park, the Partnership may run horses at other racetracks. The Partnership is within a short distance of all New York racetracks, Delaware Park and the Maryland racetracks.

4.5 Philadelphia Park operates races year-round. Thus, there is no need to stable the horses off the grounds in order to race at a different racetrack during the winter months. This will provide the Partnership with significant cost savings.

5. **Team Green Stable, Inc.**

5.1 General Partner. Team Green Stable, Inc., a Pennsylvania corporation and the General Partner, is owned and operated by its President, Andy Green. The Green family has been involved in the horse industry for over forty years. Andy's grandfather bred horses and owned a stable at Florida's Gulfstream Park, where Andy first began working with horses. Further, Andy's father has been a horse owner at Philadelphia Park for over twenty years. As a pre-teen, Andy was in his father's stables, interacting with the trainers and jockeys. At the age of twenty-one, Andy began acquiring his own horses in partnership with his father, and over the last seven years, they have had many successful local runners.

5.2 Trainers. Several trainers are employed for each horse, depending on the particular type of horse. The General Partner's trainers have worked the local racing circuit for many years and are consistently ranked among the top trainers at each track at which they race, including Philadelphia Park and Delaware Park. The trainers have a great deal of experience and familiarity with the horses and are skilled in judging the horses' abilities.

5.3 Farm System. The General Partner has very strong ties to a local farm that concentrates primarily on Pennsylvania-bred horses and Pennsylvania-bred horse racing. The farm stretches over four hundred acres and has multiple barns, including those for yearlings, broodmares, and two-year olds. With its state-of-the-art equipment, the facility is one of the most advanced farms on the East Coast. The farm also has a 5/8 mile racetrack, allowing the horses to obtain racetrack experience early in their training. Thus, the Partnership has the advantage of having its younger horses ready to race as soon as they get to the track.

6. **Operations of Team Green L.P.**

6.1 Objective. The objective of the Partnership is to acquire a yearling or a two-year old horse in anticipation of racing at a local thoroughbred racetrack. Subsequent to the purchase, the horse will be sent to the farm referenced above and trained for racing. Once the horse is ready to race, it will be stabled at the racetrack where there is ready access to the racetrack for racing and training purposes.

Although a goal of the Partnership is to generate a profit, the revenues in the sport of horse racing are not exact and can fluctuate depending on the performance of the horse. There is a certain degree of risk taken when investing in horses. Thus, there is no assurance that the horse purchased by the Limited Partners will earn purses. The Limited Partner realizes that the investment made is primarily for entertainment purposes and for participation in the sport, which they could not otherwise do themselves.

6.2 Investment. The Limited Partner will invest $699.00 for each Unit. A maximum of four (4) Units may be purchased by the same Limited Partner. There will be a nominal monthly maintenance fee of $25.00 per Unit owned. The General Partner will offer a certain number of Units and shall keep as many Units as it deems beneficial for the Partnership.

6.3 Revenue. The primary revenue sources of the Partnership shall be from the proceeds received on the sale of the Units and purse monies awarded to a horse finishing a race in positions one through five. Additional monies will be received through monthly maintenance fees (as described above) and the sale of the horses. As such, the Partnership's cash flow is highly speculative and very unpredictable. Due to the unpredictability of the Partnership's cash flow, the General Partner has the right to sell the horse and distribute proceeds, if any, to the Limited Partners. Additionally, if necessary, the Partnership may need to make a call for additional capital from the Limited Partners.

6.4 Expenses. The following is an estimate of various operating expenses that the Partnership will incur on an ongoing basis. Monthly expenses include, but are not limited to, the following:

Training Fees	$50 - $100 per day
Veterinary Fees	$200 - $400 per month
Blacksmith Fees	$100 per month
Lay Up Fees	$20 per day
Shipping / Vanning	Approximately $200.00 (for transportation to another racetrack)

The above-referenced amounts are subject to change, depending upon the location where the horse races, how well the horse runs, the health of the horse, and numerous other factors out of the General Partner's control. The monthly expenses will be funded by a charge of $25.00 per Unit owned. Failure to pay the monthly expense within thirty (30) days of the due date shall be grounds for removal from the Partnership. In such case, the Units shall be returned to the Partnership.

6.5 Additional Expenses. In the event a horse places in one of the top five positions in a specific race, additional expenses shall be incurred dependent upon the racetrack and the trainer. These include, but are not limited to, the following:

Jockey Fees	10% purse for first, 5% for second and third, and $60.00 for any other
Trainer's Commission	10% of all purse monies earned by the horse
Entry Fees	Variable

III. RISK FACTORS

INVESTMENT IN THE PARTNERSHIP IS HIGHLY SPECULATIVE AND INVOLVES A HIGH DEGREE OF RISK. IN DETERMINING WHETHER TO PURCHASE UNITS, EACH POTENTIAL INVESTOR SHOULD BE AWARE THAT THERE IS A SUBSTANTIAL RISK THAT HE MAY LOSE SOME OR ALL OF HIS INVESTMENT AND THAT EACH INVESTOR SHOULD BE FINANCIALLY CAPABLE OF BEARING THE RISK OF AN INVESTMENT IN THE PARTNERSHIP FOR AN INDEFINITE PERIOD OF TIME. INVESTORS SHOULD SEEK PROFESSIONAL ADVICE REGARDING AN INVESTMENT IN THE PARTNERSHIP. THE RISK FACTORS DESCRIBED BELOW SHOULD NOT BE CONSIDERED AN EXHAUSTIVE LISTING OF SUCH RISK FACTORS:

1. **Lack of Financial Forecasts.** While the Partnership believes that there is a market for thoroughbred breeding, training and racing, such a market is highly volatile. The thoroughbred industry is dependent upon the present and future values of thoroughbreds and of the Partnership's thoroughbred in particular. There can be no assurance that the Partnership will be successful in its proposed activity. The expenses incurred may result in operating losses for the Partnership and there is no assurance that the Partnership will generate profits or that any revenues generated will be sufficient to offset expenses incurred or would result in a profit to the Partnership. As a result, it is possible that the Limited Partners will lose all or a substantial part of their investment in the Partnership. Additionally, there is no assurance that there will be any cash available for distribution. In addition, cash distributions, if any, to the Limited Partners may be less than their distributive share of taxable income and the Limited Partners' tax liability could require out-of-pocket expenditures by the Limited Partners.

2. **Governmental Regulation of the Thoroughbred Racing Industry**. The market for thoroughbreds is dependent upon continued governmental acceptance of thoroughbred racing as a form of legalized gambling. Thoroughbred racing could be subjected, at any time, to restrictive regulation or banned in its entirety. Needless to say, the value of the Partnership's thoroughbred could be diminished by such regulation or ban. Additionally, governmental restrictions on import or export of the animals due to disease, health conditions, or other conditions could adversely affect the financial position of the Partnership.

3. **Revenues Speculative.** The Partnership's revenue shall be dependent upon the Partnership's ability to purchase a thoroughbred race horse capable of earning revenue in terms of purse winnings. There is no assurance that any horse will be capable of earning purses. In the event a horse does not earn purses, there will be little to no revenue generation and the re-sale value of the horse will diminish. Additionally, the risks of a thoroughbred being injured or rendered disabled due to illness, accident or hereditary factors are always present. Accordingly, there are risks inherent in the racing of thoroughbred horses, thus making investment in a racing partnership speculative.

4. **Irregular Revenues.** The revenues, if any, of the Partnership may be highly irregular and seasonal. While the General Partner will endeavor to sell horses for cash at the time of sale, there can be no assurance that other payment terms will not be required by the relevant market conditions. The consequent variance in the amount or the timing of the Partnership's distributions, if any, could pose particular risks for Limited Partners who seek to transfer their Unit during the term of the Partnership.

5. **Possible Cost Overruns.** The expense associated with maintaining, training and racing thoroughbreds can be expected to increase during the term of the Partnership. Although the Partnership's proposed expense projections include these factors, it is possible that these requirements are underestimated and that there will be insufficient funds available to meet these requirements. In such event, the Partnership has determined that it may be necessary to sell additional Units.

6. **Competition.** The thoroughbred breeding and racing industry is highly competitive and somewhat speculative. Domestic and international investors compete for the acquisition of thoroughbreds. Thus, prices at which the Partnership buys or sells a thoroughbred may vary dramatically. Market factors, which are beyond the Partnership's control, will greatly effect the profitability of the Partnership. Such factors include, but are not limited to, auction prices, private sales, foreign investors, federal income tax treatment of the racing industry and the size of racing purses.

7. **Limited Size of Offering.** The potential profitability of the Partnership may be affected by the amount of funds at its disposal. Because of the limited size of this Offering, the Partnership will have a limited ability to provide for unanticipated expenses. As previously indicated, the proceeds received on the sale of the Units are intended to be invested in a thoroughbred race horse. Once again, the value of a race horse can vary greatly based on its racing success and physical condition.

8. **Reliance and Dependence on Management.** The General Partner is responsible for the overall management of the Partnership. All decisions with respect to the operation and business of the Partnership shall rest with the General Partner. The Limited Partners will have no right or power to determine the operation and

business of the Partnership. Accordingly, no person should purchase any of the Units offered hereby unless he, she or it is willing to entrust all aspects of the operation and business of the Partnership to its management.

9. **Speculative Objectives.** The objective of the Partnership must be considered speculative and there can be no assurance that the Partnership's objectives will be fulfilled.

10. **New Venture.** Although the principals involved with managing the Partnership have experience in selecting and managing horses, the Partnership will be a new venture and as such, the risk of unforeseen problems is critical.

11. **Partnership Status.** Investors should recognize that the advantages of an investment in the Partnership depend upon the continued classification of the Partnership as a partnership (rather as an association taxable as a corporation) for federal income tax purposes. The treatment of the partnership as a partnership is dependent upon both present law and regulation, which are subject to change. In the event that the Partnership were reclassified as a corporation, the Partnership would be required to pay income tax at corporate rates on its net income, thereby substantially reducing the amount of possible cash available for distribution to the Limited Partners. Distributions made to Limited Partners would be treated as dividends. Additionally, such a change in the Partnership's status for tax purposes could be treated by the Internal Revenue Service as a taxable event, in which case the Limited Partners could have a tax liability under circumstances where they would not receive a cash distribution from the Partnership.

12. **Restrictions on Transfer of Interest.** Because the Units of the Partnership have not been registered for sale under the Securities Act, the transfer of the Units purchased hereunder is strictly limited under federal law and applicable state securities laws. The Partnership shall be invested in illiquid, highly volatile assets, and no ready market for a Unit in the Partnership is expected to develop. As a result of the foregoing, Limited Partners may not be able to liquidate all or any portion of their investment in the Partnership to meet a personal emergency or in any other circumstances. The Units offered hereby should be considered a long-term investment.

13. **Offering Price.** The offering price of the Units has been arbitrarily determined by the Partnership based primarily upon the expected financial requirements and the projected availability of funds from other sources. The offering price of the Units is not necessarily indicative of their value. No assurance can be given that the Units, if transferred, could be sold for the offering price or any other amount. Management believes that the offering price of the Units is appropriate. No assurances can be given that the Units can be resold by the Limited Partners for the offering price or for any amount.

14. **Distributions.** There can be no assurance that the Partnership will realize any profits from operation. Distributions of profits shall be made from time to time as determined by the General Partner. The distribution policy of the Partnership will depend upon its earnings, financial condition, financial requirements, general business conditions, and other factors as are evaluated and determined from time to time by the management of the Partnership. Thus, even if the Partnership's proposed operations are successful, there can be no assurance that the Partnership will make distributions.

15. **Dilution - Possible Issuance of Additional Units**. Upon the completion of the Offering, the Partnership should have Units issued and outstanding. Should the Partnership require additional capital, there is a risk that additional Units may be sold. Additional Units in the Partnership may be offered and sold from time to time by the Partnership in private offerings, at such times and on such terms and conditions as may be determined from time to time by the General Partner. No notice to, consent of, or approval by, a holder of any Units is or will be required, provided or solicited prior to an offer or sale of other Units of the Partnership. Holders of the Units do not have any preemptive rights or similar rights to purchase additional Units in connection with any such offer or sales. Nevertheless, management intends to first offer Limited Partners the right to purchase additional Units in connection with any such offer of sales.

16. **Conflicts of Interest**. Conflicts of interest between the Partnership and its management may arise under various circumstances. The General Partner will not devote all of its time to the Partnership. The General Partner may own other horses that may compete against the Partnership's horse. The General Partner may purchase horses from other entities wholly or partially owned by Andy Green. These factors will create a conflict of interest for the General Partner.

IV. DESCRIPTION OF THE OFFERING

1. Terms of the Offering

1.1 The Partnership is offering hereby 49 Units at a price of $699.00 per Unit. Each Unit consists of one percent (1%) ownership interest in the Partnership.

1.2 The minimum number of Units for which each Limited Partner may subscribe is one (1) Unit for a total minimum subscription price of $699.00 per Unit. The maximum subscription amount is four (4) Units. The Partnership, in its sole discretion, may permit the sale of fractional Units. The purchase price of the Units is payable in full, by bank or certified check, upon subscription and otherwise upon the terms set forth in this Private Placement Memorandum including the Form of Subscription Agreement appearing as Exhibit "A," attached hereto.

1.3 The Partnership seeks to raise $34,251.00 which will be acquired through the sale of forty-nine (49) Units that will be deposited in an escrow account maintained by counsel to the Partnership. Subscription funds will not be kept in an account separate and apart from any general operating accounts of the Partnership and will not be subject to the claims of its creditors.

2. **Commencement.** The Offering will commence on the date of this Private Placement Memorandum or on such later date as is required under the applicable securities laws of the state in which the Offering is made. The Offering will terminate on ____________________, 2003, unless extended one or more times by the Partnership without notice, except as is required by law.

3. **Manner of the Offering.** The Units are initially being offered for sale solely by the Partnership by means of this Private Placement Memorandum. No commission, finder's fee, discount or other fee or remuneration has been or will be incurred or paid to any person for the offer or sale by such person of units hereunder.

4. **Subscription Procedure.** In order to purchase an ownership interest pursuant to this Offering, a Limited Partner must subscribe for the number of Units (a minimum of 1 Unit and maximum of 4 Units) at a purchase price of $699.00 per Unit. The General Partner reserves the right, at its discretion, to sell fractional Units. To subscribe for Units, the Limited Partner must execute the Subscription Agreement in the form attached hereto as Exhibit "A", the Power of Attorney attached hereto as Exhibit "B", tender such executed agreement together with a bank or certified check in the amount of the subscription price payable to the Team Green Stable, Inc. and execute the Partnership Agreement attached hereto as Exhibit "C".

5. Subscriptions may be accepted by the Partnership in whole or in part. In the event that a subscription is not accepted in whole or in part, or the Offering is withdrawn, the Escrow Agent will return to the subscriber without deduction or interest, the amount of the unaccepted subscription or a portion thereof.

6. Except as permitted by law, Limited Partners may not revoke their subscriptions for any reason.

7. Under the Pennsylvania Securities Act, each Pennsylvania resident will have the right to withdraw his acceptance of the offer to purchase Units made hereby within two (2) business days after delivery of such Limited Partner's Subscription Agreement, together with payment of the Units subscribed for.

EXHIBIT "A"

POUNCER, L.P.

A PENNSYLVANIA LIMITED PARTNERSHIP
(the "Partnership")

**********SUBSCRIPTION AGREEMENT**********

[EXAMPLE]
Mr. Andy Green
Team Green Stable, Inc.
#251-668 Stoney Hill Road
Yardley, PA 19067

Dear Mr. Green:

The Partnership that will operate as a Pennsylvania limited partnership will be in the business of training and selling thoroughbred race horses as more fully described in the Confidential Private Placement Memorandum (the "Memorandum") provided to the undersigned with this Subscription Agreement. The Partnership's authorized and outstanding capital is intended to be composed of forty-nine (49) units of ownership interest in the Partnership. Each unit consists of one percent (1%) ownership interest in the Partnership. The interest in the Partnership is being sold solely pursuant to the Memorandum at $699.00 per unit (the "Units"). The minimum investment is one (1) Unit unless the Partnership specifically approves the sale of a fraction of a Unit. The maximum investment shall be four (4) Units per Limited Partner.

1. Terms. Unless otherwise specified, as used herein, capitalized terms shall have the meanings ascribed to such terms in the Memorandum.

2. Subscription. The undersigned (hereinafter whether one or more than one person(s), the "Subscriber") intending to be legally bound, hereby subscribes for and agrees to purchase, upon the terms and conditions herein set forth and otherwise according to the terms and conditions of the Memorandum, the number of Units specified in Paragraph 16 for the aggregate purchase price indicated therein. This subscription may be accepted or rejected by the Partnership, in whole or in part, at the sole discretion of the Partnership. The Subscriber agrees that, subject to any applicable state law, his subscription evidenced hereby is irrevocable and that, upon the Partnership's acceptance of his subscription as provided in Paragraph 6 hereof, the Subscriber will purchase the number of Units subscribed for and accepted by the Partnership.

3. Payment of Subscription. Enclosed herewith is a bank or certified check payable to the order of Team Green Stable, Inc. for the aggregate purchase price specified in Paragraph 16 hereof. In the event that all or a portion of the enclosed purchase price is returnable to the Subscriber according to the terms and conditions set forth in the Memorandum, such purchase price (or portion thereof) will be promptly returned to the Subscriber without deduction or interest.

4. Representations and Warranties. To induce the Partnership to accept this subscription, the Subscriber represents and warrants as follows:

4.1 The Subscriber has received, has thoroughly read, is familiar with and understands the information, terms and provisions of the Memorandum describing the Partnership and the Offering;

4.2 The Subscriber is either an "accredited investor," as defined in Rule 501 under the Securities Act of 1933, or has such knowledge and experience in financial and business matters that such Subscriber is capable of evaluating the merits and risks of the prospective investment;

4.3 The Subscriber understands that there are substantial risks pertaining to an investment in the Units as set forth in the Risk Factors section of the Memorandum. The Subscriber is fully able to bear the economic risk of such investment for an indefinite period of time and could afford a complete loss of such investment;

4.4 The Subscriber understands that neither the Security and Exchange Commission nor any other federal, state or other governmental authority has approved the Units, nor have any of the foregoing authorities made any recommendation, finding or determination relating to the merits of the Offering or the accuracy of the Memorandum;

4.5 The Subscriber understands that the Units have not been registered under the Securities Act or any state securities act, and is being sold on the basis of exemption from registration under the federal and applicable state securities acts. Reliance on such exemptions is based in part on the accuracy of the representations, warranties, acknowledgments and agreements made by the Subscriber herein. The Units which the Subscriber hereby subscribes for shall be acquired solely for the Subscriber's own account, for investment purposes only, and not with a view towards the offer, sale or distribution thereof;

4.6 The Subscriber is advised that there shall be no public market for the Units. The Subscriber has no need for liquidity in his investment in the Units and is able to bear the risk of that investment for an indefinite period. His present financial

condition is such that he is under no present or contemplated future need to dispose of any portion of the Units subscribed for hereby to satisfy any existing, contemplated or contingent undertaking, need or indebtedness. The Subscriber's overall commitment to investments which are not readily marketable is not disproportionate to his net worth and his investment in the Units will not cause such overall commitment to become excessive;

4.7 The Subscriber understands that the Units shall not be transferable under any circumstances, unless: (i) such securities have been registered under the Securities Act and registered or qualified under all applicable state securities laws, or (ii) in the opinion of counsel to the Partnership, an exemption from such registration or qualification is available. Accordingly, there can be no assurance that the Subscriber will be able to liquidate his investment in the Units.

4.8 The Partnership and its management have afforded the Subscriber full and complete access to all information with respect to the Offering, and the Partnership and the Partnership's operations that the Subscriber has deemed necessary and material to an evaluation of the merits and risks of an investment in the Units and its suitability for the Subscriber. The Subscriber has had an adequate opportunity to ask questions of, and receive answers from, persons acting on behalf of the Partnership concerning the terms and conditions of the Offering and to obtain any additional information that the Partnership possesses or can acquire with reasonable effort or expense that is necessary to verify the accuracy and completeness of the information set forth in the Memorandum;

4.9 No representations or warranties, whether oral or otherwise, have been made to the Subscriber by the Partnership, any of its officers, agents, or employee representatives, and, except for the Memorandum, the Subscriber has not been furnished with any literature relating to the Offering. In subscribing for Units hereby, the Subscriber has not relied upon any information, other than that contained in the Memorandum, and the results of his own independent investigation and its own legal, financial and accounting advice;

4.10 The Subscriber has such knowledge and experience in financial, business and investment matters and, in particular, has such experience with investments generally and comparable to this Offering which involve a high degree of risk, as is necessary to enable him, alone or together with his advisors, to evaluate the merits and risks of an investment by the Subscriber in the Units and the suitability of such an investment for the Subscriber;

4.11 The address set forth below is the true, correct residence of the Subscriber and the Subscriber has no present intention of becoming a resident of any other state or jurisdiction;

4.12 The Subscriber has not taken and shall not take or cause to be taken, any action that would cause the Subscriber to be deemed an "underwriter" as defined in Section 2(11) of the Securities Act; and

4.13 The information provided to the Partnership by the Subscriber is true and correct in all respects as of the date hereof, or if there have been any changes in such information from the date such information was furnished, the Subscriber has advised the Partnership, as appropriate, in writing of such changes.

5. Indemnification. The Subscriber recognizes that the sale of Units is based upon the representations and warranties set forth in Paragraph 4 above, and hereby agrees to indemnify and hold harmless the Partnership, the General Partner and each of its officers, directors and shareholders from and against any and all liability and loss (including reasonable attorneys' fees): (i) arising as a result of the sale, transfer or other disposition of the Units, or any interest therein by the Subscriber in violation of the Securities Act or any other applicable law, including other federal and state securities laws; or (ii) arising by reason of any breach of any warranty or representations, warranties, acknowledgments or agreements made herein by the Subscriber. The Subscriber does not hereby or in any other manner waive any rights granted to him under any federal or state securities laws.

6. Acceptance of Subscription. It is understood that this subscription is not binding on the Partnership until the Partnership accepts it in whole or in part, which acceptance is at the sole discretion of the Partnership, by executing and dating this Subscription Agreement in the space indicated below. If the Partnership shall determine not to accept this subscription in whole or in part, the Partnership shall promptly thereafter return to the Subscriber the funds tendered by the Subscriber herewith attributable to any unaccepted subscription or portion thereof, and the Partnership and the Subscriber shall have no further obligation to the other with respect thereto.

7. Assignment of Agreement. The Subscriber hereby agrees not to assign or transfer the Subscription Agreement and hereby further agrees that any transfer of the Units to be acquired by the Subscriber pursuant to the terms hereof shall be made only in accordance with applicable law and in strict compliance with the conditions set forth herein and in the Memorandum.

8. Endorsement on Interest Certificate. The Subscriber understands, in the event the Partnership accepts the Subscriber's subscription, the Units issued to the Subscriber shall be endorsed as follows:

> The securities represented by this certificate have been issued pursuant to a claim of exemption from the registration or qualification provisions

of Federal and State securities laws and may not be transferred without compliance with the registration or qualification provisions of applicable Federal and State laws or applicable exemptions therefrom.

The transfer or encumbrance of the shares represented by this certificate is restricted under the terms of a Subscription Agreement between the holder of this certificate and the Partnership, a copy of which is on file at the office of the Partnership.

9. Notices. Any notices or other communications to be given or made hereunder shall be in writing and delivered by hand or sent by certified mail, postage prepaid, return receipt requested, if to the Partnership, at the address to which this letter is addressed at the head of this Subscription Agreement, and, if to the Subscriber, at the address as set forth below the Subscriber's signature hereto, or to such other address as a party shall designate to the other by notice in accordance with the provisions of this Paragraph 9.

10. Survival. All representations, warranties, covenants and indemnifications made by the Subscriber in this Subscription Agreement and in all other documents provided for herein shall survive the execution, delivery and performance of this Agreement.

11. Applicable Law. This Subscription Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

12. Gender. Whenever the masculine gender is used herein, the same shall include the feminine gender.

13. Successors and Assigns. The Subscription Agreement shall be binding upon and shall inure to the benefit of the parties hereto, their heirs, personal representatives, successors and permitted assigns.

14. Amendment. This Subscription Agreement may be amended, supplemented or modified only in writing signed by each party hereto.

15. Notice of Pennsylvania Residents.

Each Pennsylvania resident who subscribes for the securities being offered hereby agrees not to sell these securities for a period of twelve (12) months after the date of purchase.

If you have accepted an offer to purchase these securities, you have a right to withdraw your acceptance pursuant to Section 207(m) of the Pennsylvania

Securities Act of 1927 within two business days from the date of receipt by the Partnership of your written binding contract to purchase or, in the case of a transaction in which there is no binding contract of purchase, within two business days after you make the initial payment for the securities being offered, in which event you will receive a full refund of all monies paid. Withdrawal will be without any further liability to any person. To accomplish this withdrawal, you need only send a letter or telegram to:

Mr. Andy Green
Team Green Stable, Inc.
#251, 668 Stoney Hill Road
Yardley, PA 19067

The letter or telegram should be sent and postmarked prior to the end of the aforementioned second business date. If you are sending a letter it is prudent to send it by certified mail, return receipt requested, to insure that it is received and also to evidence the time when it was mailed. Should you make the request orally, you should ask for written confirmation that your request has been received.

16. Type of Ownership and Number of Shares.

(a) The Subscriber hereby subscribes to the purchase of ___ Units for an aggregate purchase price of $__________ (# of Units x $699.00); and

(b) The Subscriber designates that the shares of Units subscribed for shall be issued in the following manner:

(Check One)

(i) ___ Individual Ownership;
(ii) ___ Joint Tenants with Right of Survivorship;
(iii) ___ Community Property;
(iv) ___ Tenants in Common; or
(v) ___ Tenants by Entireties.

IN WITNESS WHEREOF, the undersigned has/have executed the Subscription Agreement this ____ day of _______________, 200__.

If Individual Subscriber:

______________________________	______________________________
Name of Subscriber #1	Name of Subscriber #2
______________________________	______________________________
Signature of Subscriber #1	Signature of Subscriber #2

*****SIGNATURE PAGE CONTINUED*****

*****CONTINUATION OF SIGNATURE PAGE*****

Street Address	Street Address
City, State and Zip Code	City, State and Zip Code
Address for Notice (If different from above)	Address for Notice (If different from above)
Social Security Number	Social Security Number

INDIVIDUAL SUBSCRIBER'S AGREEMENT

STATE OF :
: SS
COUNTY OF :

ON THIS, the _____ day of _________________, 200__, before me the undersigned officer, personally appeared _____________________________, known to me (or satisfactorily proven) to be the individual(s) who executed the foregoing instrument and duly acknowledged to me that he/she/they executed the same as his/her/their free act(s) and deed(s).

IN WITNESS WHEREOF, I hereunto set my hand and official seal.

______________________(SEAL)
NOTARY PUBLIC

My Commission Expires:

____

The foregoing subscription is hereby accepted by the Partnership this _____ day of ____________________, 200__, for ___ Units based on Six Hundred Ninety-Nine Dollars ($699.00) per Unit for a total purchase price of $_______________.

POUNCER, L.P., a Pennsylvania Limited Partnership

By its General Partner Team Green Stable, Inc., a Pennsylvania Corporation

By: _____________________________
Andy Green, President

S:\Clients\Team Green\Pouncer\Subscript Agmt.wpd
11144-1

LIMITED PARTNERSHIP AGREEMENT

This Agreement of Limited Partnership ("Agreement") made this _____ day of _______________, 2003, by and between Team Green Stable, Inc., hereinafter referred to as the "General Partner", and _________________, hereinafter referred to as a "Limited Partner". The General Partner and the Limited Partners are sometimes referred to individually as a "Partner" and collectively as the "Partners".

NOW, THEREFORE, in consideration of the mutual covenants contained herein, and intending to be legally bound hereby, the parties hereto agree as follows:

1. **FORMATION OF PARTNERSHIP.** The Partners hereby form a limited partnership (the "Partnership") under and pursuant to the Pennsylvania Revised Uniform Limited Partnership Act (the "Act"), codified at 15 Pa. C.S.A. § 8501 et seq., and by this Agreement they agree to conduct such Partnership according to all of the terms contained herein.

2. **NAME, PRINCIPAL OFFICE AND PROVISION FOR REQUIRED DOCUMENTATION.**

2.1 Name and Principal Office of Partnership. The business of the Partnership shall be conducted under the firm name of Pouncer, L.P. The principal address of the Partnership shall be No. 251, 668 Stoney Hill Road, Yardley, PA 19067, and the principal office of the Partnership shall be at the same address. The General Partner shall give the Limited Partner thirty (30) days prior written notice of any change in the principal address or the location of the principal office of the Partnership; however, the principal office of the Partnership shall at all times be located within the Commonwealth of Pennsylvania.

2.2 Certificate of Limited Partnership. The General Partner shall sign and acknowledge a Certificate of Limited Partnership pursuant to the provisions of the Act. The General Partner shall thereafter cause said Certificate to be filed in the Department of State of the Commonwealth of Pennsylvania in compliance with the provisions of the Act.

2.3 Power of Attorney. Each Limited Partner, by becoming a partner in the Partnership, hereby constitutes and appoints Andy Green, President of the General Partner, as his true and lawful attorney-in-fact with regard to all matters pertaining to the Partnership including, but not limited to, preparing and filing any certificates, instruments or documents in such form as legal counsel for the Partnership shall deem appropriate.

3. **PURPOSE.** The purpose of the Partnership is to purchase thoroughbred horses for racing and sale. The Partnership shall perform all other acts which may be

necessary, appropriate or incidental to accomplish the above stated purpose. All capital contributions shall be available to the Partnership to carry out its purpose.

4. REPRESENTATIONS AND WARRANTIES OF EACH LIMITED PARTNER. Each Limited Partner, by executing this Agreement, represents and warrants to the General Partner that:

4.1 Status of Investor. The Limited Partner is either an "accredited investor," as defined in Rule 501 under the Securities Act of 1933, or has such knowledge and experience in financial and business matters that such Limited Partner is capable of evaluating the merits and risks of the prospective investment.

4.2 Purpose of Investment. Such Limited Partner's interest hereunder is being acquired for purposes of long-term investment and not for the purpose of resale.

4.3 Nature of Investment. The Limited Partner is making the investment contemplated by this Agreement with the advice of legal counsel or has determined that such advice is not necessary. Such Limited Partner has been advised and understands that such Limited Partner's investment hereunder by its very nature has risks and that the entire amount of capital invested is at risk.

5. PARTNERSHIP ACCOUNTING.

5.1 Method of Accounting. The Partnership books shall be kept on a cash basis, except as otherwise indicated herein. All elections required or permitted to be made by the Partnership under the Internal Revenue Code of 1986, as amended (the "Code"), including an election under Code Section 754, may be made by the General Partner in such manner and upon such conditions as will, in the opinion of the General Partner, after consultation with the Partnership's accountant, be the most advantageous to the Partnership.

5.2 Fiscal Year. The fiscal year of the Partnership shall be the calendar year, unless otherwise specified by the General Partner by written notification to the Limited Partner.

6. CAPITAL CONTRIBUTIONS. Capital contributions shall be made by the Partners to the Partnership as follows:

6.1 Capital Contributions by Partners. The Partners shall contribute cash to the capital of the Partnership in accordance with the terms of the Offering Memorandum attached hereto and made a part hereof. The minimum contribution to the Partnership is $699.00, which represents one percent (1%) ownership interest in the Partnership ("Unit").

6.2 Capital Accounts.

6.2.1 A Capital Account shall be determined, maintained and adjusted for each partner. Each Partner's Capital Account shall be:

(i) Increased by: (1) the amount of money contributed by such Partner to the Partnership; (2) the fair market value of property contributed by such Partner to the Partnership net of liabilities secured by such contributed property that the partnership is considered to assume or take subject to under Section 752 of the Internal Revenue Code of 1986, as amended (the "Code"); and (3) allocations to such Partner of Partnership income and gain (or items thereof), including income and gain exempt from tax and income and gain described in Regulation Section 1.704-1(b)(2)(iv)(g) promulgated under the Code (such regulations referred to as "Regulations"), but excluding income and gain described in Regulation Section 1.704-1(b)(4)(i);

(ii) Decreased by: (1) the amount of money distributed to such Partner by the Partnership; (2) the fair market value of property distributed to such Partner by the Partnership (net of liabilities secured by such distributed property that such Partner is considered to assume or take subject to under Code Section 752; (3) allocations to such Partner of expenditures of the Partnership described in Code Section 705(a)(2)(B); and (4) allocations to such Partner of Partnership loss and deduction (or items thereof), including loss and deduction described in Regulation Section 1.704-1(b)(2)(iv)(g), but excluding items described in clause 6.2.1(ii)(3) above and loss or deduction described in Regulation Section 1.704-1(b)(4)(i) or Section 1.704-1(b)(4)(iii); and

(iii) Each Partner's Capital Account shall be otherwise determined, maintained and adjusted in accordance with the additional rules set forth in Regulations Section 1.704-1(b)(2)(iv).

6.3 Additional Contributions by the Partners. All Partners must pay a monthly maintenance fee of $25.00 per Unit owned. To the extent that the funds of the Partnership are insufficient for the general needs of the Partnership, the General Partner agrees to advance to the Partnership, as loans and not as additional capital contributions, such additional monies as may be necessary for the general needs of the Partnership, or alternatively, may sell the assets, dissolve the Partnership and distribute the proceeds from the sale of the assets.

6.4 Liability of Limited Partners. Limited Partners shall not become liable for the obligations of the Partnership in excess of such Limited Partner's respective capital contributions when the claim arose.

6.5 Allocation of Profits and Losses. All Partnership items or income, gain, loss, deduction or credit for each fiscal year (other than any such item arising from the sale or other disposition of the assets or any part thereof) shall be allocated to all Partners in accordance with the number of Units owned ("Percentage Interest"). To the extent the Partnership recognizes items of income and gain as a result of a sale or other disposition of the assets or any part thereof which are taxable as ordinary income because they are attributable to recapture of the depreciation deductions allowed or allowable with respect to Section 1245 property or Section 1250 property in accordance with Section 1245 or Section 1250 of the Code, such ordinary income shall, to the extent possible without increasing the aggregate amount of income and gain allocated to any Partner in such fiscal year, be allocated among the Partners in the same proportion as the deductions giving rise to such ordinary income were allocable among the Partners. Upon the assignment of transfer of a Percentage Interest pursuant to Paragraph 10 hereof, there shall be allocated to each Partner who held the Percentage Interest the pro rata portion of the Net Income or Net Loss (other than the portion thereof attributable to gains or losses from a sale or other disposition of the assets or any part thereof occurring after such transfer or assignment) allocable to the Percentage Interest for the fiscal year determined according to the number of days the Partner held the Percentage Interest during the year. Such allocations shall be made without regard to the results of Partnership operations during the period in which each Partner owned such Percentage Interest and without regard to the date, amount or recipient of any distributions which may have been made with respect to such Percentage Interest.

7. DISTRIBUTION OF NET CASH FLOW.

7.1 "Net Cash Flow" of the Partnership, with respect to any fiscal period, shall mean the net income or loss of the Partnership for such period as shown or reported on the Partnership's U.S. Partnership Return of Income, determined on a cash basis, reduced by: (i) any repayments of principal on loans by the Partnership (excluding loans due to any Partners, the principal amounts of which are payable out of Net Cash Flow as stated in this Paragraph 7); (ii) any capital expenses and prepaid expenses to the extent not included in the determination of net income; and (iii) reasonable additions to a reserve (as determined by the General Partner); and increased by: (i) amounts deducted by the Partnership for depreciation of tangible assets or amortization of intangible assets, or other similar non-cash items, and (ii) any receipts by the Partnership which are non-taxable for federal income tax purposes.

7.2 Net Cash Flow of the Partnership shall be distributed from time to time as determined by the General Parnter.

8. MANAGEMENT.

8.1 Management by General Partner. The General Partner shall have the exclusive control and management of the business of the Partnership. The General Partner shall be entitled to expend funds of the Partnership solely for Partnership purposes. The Limited Partners shall take no part in the conduct or control of the Partnership business and shall have no right or authority to act for or bind the Partnership. As such, the Limited Partners shall have no personal liability with respect to liabilities and obligations of the Partnership.

8.2 Remuneration of the General Partner. The General Partner shall receive remuneration for the services rendered to the Partnership.

8.3 Authority and Powers. Except as expressly provided herein, the General Partner shall operate the Partnership's business for the benefit of all Partners. Without limiting the generality of the foregoing, the General Partner shall have full power and authority to do the following:

8.3.1 Control of Property. To acquire, own, manage, hold, sell and control the assets on behalf of the Partnership.

8.3.2 Employment of Agents, Consultants, etc. The General Partner may employ suitable agents, advisors, and consultants to assist the General Partner in management of the Partnership business, and to rely on the advice given by these agents. Reasonable compensation for all services performed by these agents shall be paid by the Partnership.

8.3.3 Insurance. To purchase, at the expense of the Partnership, liability insurance and other insurance to protect the assets of the Partnership and its business, in such amounts, with such coverage and exclusions and such other terms as the General Partner deem necessary or appropriate.

8.3.4 Designation of a Tax Matters Partner. The General Partner may designate a Tax Matters partner who, as such, shall be solely responsible for representing the Partnership in all dealings with the Internal Revenue Service and any state, local and foreign tax authorities.

8.3.5 Conduct of Litigation. To commence or defend litigation with respect to the Partnership or any assets of the Partnership as the General Partner may deem advisable at the expense of the Partnership, including, but not limited to, the hiring of legal counsel.

8.3.6 Execution and Delivery of Documents. To make, execute, acknowledge and deliver any and all documents of transfer and conveyance and any and all other instruments that may be necessary or appropriate to carry out the ewer herein granted.

8.3.7 Implied Necessary Powers. To do all such acts and take all such proceedings and execute all such rights and privileges, although not specifically mentioned herein, as the General Partner may deem necessary to conduct the business of the Partnership and to carry out the purposes of the Partnership.

8.4 Duties of General Partner. Except as otherwise expressly provided in this Agreement, the General Partner's duties shall consist generally of all acts necessary and appropriate in order to carry out the purpose of this Partnership, and shall include, but shall not be limited to, the following:

8.4.1 Establishment of Bank Accounts. The capital contributions of the Partners initially shall be deposited by the General Partner in a separate bank account in the name of the Partnership. Checks may be drawn on such checking account to the order of any person, including the General Partner, to pay any expenses of the Partnership. The Partners agree that the Partnership bank and checking accounts may be transferred from time to time to another bank, as selected by the General Partner in his discretion.

8.4.2 Books and Records. The General Partner shall maintain full and accurate books of account at the Partnership's principal office or at such other place in the Commonwealth of Pennsylvania as may be designated from time to time by the General Partner. All Partners shall have the right to inspect and examine such books at reasonable times. The General Partner shall be required to furnish pursuant to such requests as may be reasonably made from time to time, true and full information of all things affecting the Partnership; provided, however, that the General Partner shall be entitled to require any Partner requesting information to pay the reasonable expenses incurred in furnishing such information.

8.4.3 Reports. The General Partner shall cause to be prepared and distributed to the Partners the following reports on an annual basis: (i) a balance sheet of the Partnership; (ii) a statement of the income and expenses of the Partnership; and (iii) each Partner's Percentage Interest at the end of such period. Additionally, within ninety (90) days after the end of each Partnership year, the General Partner shall provide to the Limited Partner all information necessary for the preparation of the Limited Partner's federal income tax returns.

8.5 Fiduciary Duty. The General Partner shall have a fiduciary responsibility for the safekeeping and use of all funds and assets of the Partnership and

shall not employ, or permit another to employ such funds or assets in any manner except for the exclusive benefit of the Partnership.

8.6 Exculpation. No General Partner shall be liable to any other Partner or the Partnership for honest mistakes or the negligence, dishonesty or bad faith of any employee or other agent of the Partnership, provided that such employee or agent was selected, engaged or retained by the General Partner with the exercise of reasonable care. Furthermore, no person, firm or corporation dealing with the Partnership shall be required to inquire into the authority of the General Partner to take any action or to make any decision hereunder.

8.7 Prohibited Acts. The General Partner shall not do any act in contravention of this Agreement or which would make it impossible to carry on the ordinary business of the Partnership and shall not use Partnership assets for other than a Partnership purpose.

8.8 Indemnification of the General Partner. The Partnership shall indemnify and hold harmless the General Partner, and each officer or director thereof, as well as any other person acting as an agent of the Partnership at the request of the General Partner, from and against any loss, expense, damage, claim, liability, obligation, judgment or injury suffered or sustained by him, it, them or any of them by reason of any act, omission or alleged act or omission by him, it, them or any of them arising out of his, its or their activities on behalf of the Partnership or in furtherance of the interests of other Partnership, including, without limitation, any judgment, award, settlement, reasonable attorney's fees and other costs or expenses incurred in connection with the defense of any actual or threatened action, proceeding or claim, all costs of which shall be charged to and paid by the Partnership as incurred.

8.9 Allocation of Time to Partnership Business. The General Partner shall not be required to devote full time to the affairs of the Partnership, but shall devote whatever time, effort and skill may be reasonably necessary for the conduct of the Partnership's business.

8.10 Competing Business Ventures. The Partners, or any of them, may now or hereafter engage in or possess an interest in other business ventures of every type and nature whatsoever, independently or with others, whether or not such other business ventures compete with the business of the Partnership or deal with the Partnership or its property. Neither the Partnership nor any of the Partners shall have any right by virtue of this Agreement in and to other independent ventures in which any of the Partners herein, whether general or limited, may participate, or to the income, profits or proceeds thereof. Nothing herein contained shall require any Partner, including the General Partner, to give notice to the other Partners of any opportunity of any kind or nature whatsoever, even though such opportunity might

come to the attention of or be available to such Partner through such Partner's participation in this partnership, and each Partner waives any right which such Partner may have against the others for capitalizing on or taking advantage of information learned as a consequence of such Partner's association with the affairs of the Partnership.

8.11 No Requirement to Expend Own Funds. The General Partner shall not be required to expend his own funds for any purpose, except as may be specifically provided otherwise in this Agreement.

8.12 Return of Capital Contributions from Partnership Assets Only. Except as otherwise provided herein, the General Partner shall not be liable for the return of all or any part of the capital contributions made by any Partner, it being expressly understood that any return of capital to a Partner shall be made solely from Partnership assets.

9. ADMISSION OF NEW LIMITED PARTNERS. New Limited Partners may be admitted into the Partnership by the sale of additional Percentage Interests, from time to time, in private offerings, at such times and on such terms and conditions as may be determined from time to time by the General Partner. No notice to, consent of, or approval by, a Limited Partner is or will be required, provided or solicited prior to an offer or sale of other interests in the Partnership. Current Limited Partners do not have any preemptive rights or similar rights to purchase additional Units in connection with any such offer or sales. Nevertheless, management intends to first offer Limited Partners the right to purchase additional Percentage Interests in connection with any such offer of sales.

10. WITHDRAWAL OF PARTNERS.

10.1 Limited Partner.

10.1.1 Except as permitted by law, Limited Partners may not revoke their subscriptions for any reason. Upon the death, legal incompetency or bankruptcy of an individual Limited Partner, his personal representative or the liquidating agent thereof, will have the rights of the Limited Partner solely for the purposes of settling or managing the affairs of such deceased, incompetent or bankrupt partner; provided that upon the death of an individual Limited Partner any of his heirs or devisees shall have the right and election, exercisable by notice to the General Partner as soon as practicable after such event to be admitted to the Partnership as a substitute limited partner.

10.1.2 Under the Pennsylvania Securities Act, each Pennsylvania resident will have the right to withdraw his acceptance of the offer to purchase Units

made hereby within two (2) business days after delivery of such Limited Partner's Subscription Agreement, together with payment of the Units subscribed for.

10.1.3 If a Limited Partner proposes to transfer all or any portion of its interest in the Partnership, such Limited Partner (the "Selling Limited Partner") must first offer to transfer such interest to the General Partner on the same terms and conditions as the Selling Limited Partner's proposed transfer. Such offer shall identify the proposed transferee of such interest and shall set forth all such information as the General Partner reasonably may request. The General Partner shall have thirty (30) days after receipt of notice of such proposed transfer to accept such offer or to nominate such person as the General Partner in its sole discretion may select who shall accept such offer. In the event the General Partner shall decline to accept such offer and shall not have selected a nominee to accept such offer, the Selling Limited Partner shall have sixty (60) days in which to consummate the proposed transfer. In the event the Selling Limited Partner shall fail to consummate such transfer within such sixty (60) day period, the interest proposed to be transferred shall again be subject to this Paragraph and may not be sold thereafter except upon compliance herewith. Any such transfer shall nevertheless be subject to Paragraphs 10.1.4 below.

10.1.4 No assignee or transferee of the whole or any portion of a Percentage Interest in the Partnership will have the right to become a substituted limited partner in place of his assignor or transferor unless all of the following conditions are satisfied:

(i) Duly executed and acknowledged written instrument of assignment, setting forth the intention of the assignor that the assignee become a substituted limited partner in its place, is delivered to the General Partner;

(ii) The assignor and assignee execute and acknowledge such other instruments as the General Partner may deem necessary or desirable to effect such admission; and

(iii) The written consent of the General Partner to such substitution is obtained, the granting or denial of which is within the General Partner's sole discretion.

10.1.5 Notwithstanding anything herein to the contrary, a Limited Partner may be expelled by the General Partner for the following reasons:

(i) A breach of this Agreement and a failure to cure such breach upon notice by the General Partner;

(ii) Failure to pay the required maintenance fee;

(iii) Abusive or ungentlemanlike conduct; and

(iv) Commission of any felony involving moral turpitude, any act of dishonesty by Limited Partner which, if prosecuted, would constitute a felony, or any misappropriation or embezzlement of the property of the Partnership.

10.2 General Partner. The General Partner shall not, without the prior written consent of all of the Partners, sell, convey, assign, pledge, hypothecate, transfer or otherwise dispose of or encumber all or any part of its interest in the Partnership. Additionally, the General Partner may not voluntarily withdraw or retire from the Partnership without the prior written consent of the Partners.

11. TAX MATTERS. The General Partner is hereby designated as the "Tax Matter Partner" of the Partnership pursuant to the provisions of Code Section 6231(a)(7). The General Partner shall, within five (5) days of receipt thereof, forward to all Partners a photocopy of any correspondence or other written notice relating to the Partnership received from the Internal Revenue Service which the General Partner deems appropriate for distribution and shall advise all Partners promptly of the substance of any significant oral communications with any representative of the Internal Revenue Service.

12. TERM OF PARTNERSHIP. The Partnership shall commence upon filing of the Certificate of Limited Partnership in the Department of State of the Commonwealth of Pennsylvania and shall continue until __________, unless dissolved or terminated earlier, as hereinafter provided.

13. DISSOLUTION AND TERMINATION.

13.1 Events Causing Dissolution. The Partnership shall be dissolved upon occurrence of any of the following events:

13.1.1 The expiration of the term of the Partnership as stated in 12;

13.1.2 The sale or other disposition by the Partnership of all or substantially all the assets and the distribution of the proceeds to the Partners;

13.1.3 The removal, adjudication of bankruptcy, death, withdrawal, retirement or dissolution of the General Partner unless the Limited Partners unanimously consent to the continuation of the business of the Partnership and unanimously select a successor General Partner; or

13.1.4 Any other event causing the dissolution of the Partnership under the Act.

13.2 Winding Up and Liquidation.

13.2.1 Upon dissolution, the Partnership shall not terminate, but shall continue unless and until the winding up of its affairs and the distribution of its assets is completed. If the Partnership is dissolved, the General Partner (or a liquidating trustee, who may be a Limited Partner) shall proceed to wind up the Partnership's affairs by liquidating its assets as promptly as is consistent with obtaining the fair value thereof, collect any outstanding maintenance fees from a Partner and then apply and distribute the Partnership's funds in the following manner:

13.2.2 The debts and liabilities of the Partnership (other than debts to Partners) and the expenses of winding up shall be paid or otherwise properly and adequately provided for;

13.2.3 Any debts owing to the Partners shall be paid pro rata; and

13.2.4 Any excess funds shall be distributed to the Partners in accordance with their respective Partnership Percentages which shall be determined after taking into account all adjustments made or to be made in connection with the liquidation of the Partnership.

13.3 Notice of Dissolution. Upon dissolution, the General Partner shall cause to have published a Notice of Dissolution in a newspaper of general circulation in the place or places at which the Partnership business was regularly carried on. A copy of such notice shall be mailed to each of the Partnership creditors, and an affidavit of publication and of mailing shall be filed with the county clerk of the counties of such places within thirty (30) days after such publication. Any Certificate required by the Act in connection with such dissolution shall be filed as required by the Act.

14. MISCELLANEOUS.

14.1 Notices. Whenever provision is made in this Agreement for the giving, service or delivery of any notice, such notice shall be deemed to have been duly given, served and delivered if mailed by United States registered or certified mail, addressed to the Partner entitled to receive the same at such Partner's address specified in this Agreement, or as otherwise appearing on the books and records of the Partnership pursuant to notice from such Partner. Except where otherwise provided in this Agreement, any notice shall be deemed to have been given, served and delivered (3) business days following the date on which such notice was mailed in the manner herein provided.

14.2 Counterparts. This Agreement may be executed in any number of counterparts and when so executed, all of such counterparts shall constitute a single instrument binding upon all parties hereto notwithstanding the fact that all parties are not signatory to the original or to the same counterpart.

14.3 Survival of Rights. Subject to the restrictions against unauthorized transfer hereinbefore set forth, the provisions of this Agreement shall inure to the benefit of and be binding upon the parties hereto and their respective heirs, devisees, legatees, personal representatives, successors and assigns.

14.4 Additional Documents. Each Limited Partner agrees to execute and deliver to the General Partner such additional documents and instruments as the General Partner in his sole and absolute discretion deems necessary or desirable to carry out or more effectively implement the provisions of this Agreement or the business or purposes of the Partnership.

14.5 Entire Agreement. This Agreement contains the entire understanding among the Partners and supersedes any prior written or oral agreements between them respecting the subject matter contained herein. There are no representations, agreements, arrangements, or understandings, oral or written, between and among the Partners relating to the subject matter of this Agreement which are not fully expressed herein.

14.6 Governing Law. All questions with respect to the construction of this Agreement and the rights and liabilities of the parties hereto shall be governed by the laws of the Commonwealth of Pennsylvania.

14.7 Specific Performance; Equitable Relief. The Partners agree that they and each of them will be irreparably damaged in the event that this Agreement is not specifically enforced. Should any dispute arise concerning any provision of this Agreement or the operation of the Partnership, any right or obligation shall be enforceable by a decree of specific performance. Such remedy shall, however, be cumulative and not exclusive, and shall be in addition to any other remedy with the Partners may have.

14.8 Nature of Partner's Interest. The interest of the Partners in the Partnership shall be personal property for all purposes. All property owned by the Partnership, whether real or personal, tangible or intangible, shall be owned by the Partnership as an entity, and no Partner individually shall have any ownership of such property. No Partner shall be entitled to seek partition of any Partnership property.

14.9 Benefit. This Agreement shall extend to and be binding upon the successors and assigns of the Partners.

14.10 Severability. In the event any of the provisions of this Agreement are determined to be invalid or unenforceable, the same shall be deemed severable from the remainder of this Agreement and shall not cause the invalidity or unenforceability of the remainder of this Agreement.

14.11 Waiver. No waiver by any party of any breach of, or default under, this Agreement by any other party shall be construed or deemed a waiver of any other breach of or default under this Agreement, and shall not preclude any party from exercising or asserting any rights under this Agreement with respect to any other breach or default.

14.12 Number and Gender. Whenever the singular number is used in this Agreement and when required by the context, the same shall include the plural, as the masculine, feminine and neuter genders shall each include the others.

14.13 Amendments. This Agreement may be amended only by a written instrument signed by all of the Partners.

IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date and year first above written.

WITNESS:	GENERAL PARTNER
	TEAM GREEN STABLE, INC.
______________________________	By: ______________________________ Andy Green, President
WITNESS:	LIMITED PARTNER
______________________________	______________________________

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